LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE (Tables)	6 Months Ended
Sep. 30, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of loan recognized as a result of payment under the guarantee

	March 31,	September 30,
	2021	2021
	RMB	RMB
Loan recognized as a result of payment under the guarantee	1,362,556	863,516
Less: provision for credit losses	(1,182,609)	(733,169)
	179,947	130,347

Loan recognized as a result of payment under the guarantee
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of loan recognized as a result of payment under the guarantee

	March 31,	September 30,
	2021	2021
	RMB	RMB
Up to 6 months	145,639	103,329
6 months to 12 months	307,224	6,871
Over 12 months	909,693	753,316
	1,362,556	863,516

Schedule of allowance for doubtful accounts/provision for credit losses

	Six months ended September 30,
	2020	2021
	RMB	RMB
Beginning balance of the period	(2,190,575)	(1,182,609)
Addition	(68,578)	—
(Provision for)/reversal of credit losses	(32,863)	1,174
Write-off	245,299	5,025
Bought out by certain non-bank financing institutions without recourse	—	428,947
Payments from the borrowers or other recoveries	819	14,294
Ending balance of the period	(2,045,898)	(733,169)

Schedule of balance of loan recognized as result of payment under the guarantee by grade of monitored credit risk quality indicator

	March 31,	September 30,
	2021	2021
	RMB	RMB

Normal	66,924	26,170
Attention	252,572	231,275
Secondary	1,043,060	606,071
	1,362,556	863,516